Risks and Financial Instruments - Position of hedging instruments (Detail) R$ in Millions, $ in Millions	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Summary of risks and financial instruments [line items]
Fair value	R$ 319.4		R$ (77.9)
Amounts receivable	3,382.3
Amounts payable	3,062.9
Exchange Rate Swap Receivable In U S Dollars [member] | Payables in CDI interest rate [member]
Summary of risks and financial instruments [line items]
Notional amount | $		$ (1,311.8)
Gross result [member]
Summary of risks and financial instruments [line items]
Fair value	347.3		(73.2)
Amounts receivable	3,410.2
Amounts payable	3,062.9
Income tax [member]
Summary of risks and financial instruments [line items]
Fair value	(27.9)		(4.7)
Amounts receivable	(27.9)
Positive result [member]
Summary of risks and financial instruments [line items]
Fair value	363.3		85.8
Amounts receivable	2,296.3
Amounts payable	1,932.9
Negative result [member]
Summary of risks and financial instruments [line items]
Fair value	(43.9)		(163.7)
Amounts receivable	1,086.0
Amounts payable	1,130.0
Designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Fair value	35.4		(114.4)
Amounts receivable	1,551.2
Amounts payable	1,515.8
Designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Receivables In U S Dollars LIBOR [member]
Summary of risks and financial instruments [line items]
Notional amount | $		150.0		$ 240.0
Fair value	577.5		788.6
Amounts receivable	577.5
Designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Receivables in US dollars fixed [member]
Summary of risks and financial instruments [line items]
Notional amount | $		245.0		203.6
Fair value	973.7		665.6
Amounts receivable	973.7
Designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Payables in CDI interest rate [member]
Summary of risks and financial instruments [line items]
Notional amount | $		(395.0)		(443.6)
Fair value	(1,515.8)		(1,568.6)
Amounts payable	1,515.8
Designated as hedge accounting [member] | Interest rate swaps in brazilian reais [member]
Summary of risks and financial instruments [line items]
Fair value	35.6		(3.3)
Amounts receivable	859.1
Amounts payable	823.5
Designated as hedge accounting [member] | Interest rate swaps in brazilian reais [member] | Receivables in fixed interest rates ipca [member]
Summary of risks and financial instruments [line items]
Notional amount	806.1		566.1
Fair value	859.1		583.3
Amounts receivable	859.1
Designated as hedge accounting [member] | Interest rate swaps in brazilian reais [member] | Payables cdi [member]
Summary of risks and financial instruments [line items]
Notional amount	(806.1)		(566.1)
Fair value	(823.5)		(586.6)
Amounts payable	823.5
Designated as hedge accounting [member] | Options [member]
Summary of risks and financial instruments [line items]
Notional amount | $		149.4
Fair value	0.3
Amounts receivable	0.3
Designated as hedge accounting [member] | Options [member] | Zero Cost Collar Reaisx US Dollars [member]
Summary of risks and financial instruments [line items]
Notional amount | $		149.4
Fair value	0.3
Amounts receivable	0.3
Not designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Fair value	276.0		44.4
Amounts receivable	965.7
Amounts payable	689.7
Not designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Receivables In U S Dollars LIBOR [member]
Summary of risks and financial instruments [line items]
Notional amount | $		60.0		60.0
Fair value	234.1		195.7
Amounts receivable	234.1
Not designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Receivables in US dollars fixed [member]
Summary of risks and financial instruments [line items]
Notional amount | $		856.8		753.0
Fair value	731.6		157.5
Amounts receivable	731.6
Not designated as hedge accounting [member] | Exchange Rate Swap Receivable In U S Dollars [member] | Payables in CDI interest rate [member]
Summary of risks and financial instruments [line items]
Notional amount | $		(916.8)		(813.0)
Fair value	(689.7)		(308.8)
Amounts payable	689.7
Not designated as hedge accounting [member] | Exchange rate swaps payable in US dollars coupon [member]
Summary of risks and financial instruments [line items]
Fair value			0.1
Amounts receivable	33.9
Amounts payable	33.9
Not designated as hedge accounting [member] | Exchange rate swaps payable in US dollars coupon [member] | Receivables in cdi interest rates [member]
Summary of risks and financial instruments [line items]
Notional amount | $		8.9		9.1
Fair value	33.9		29.9
Amounts receivable	33.9
Not designated as hedge accounting [member] | Exchange rate swaps payable in US dollars coupon [member] | Payables in us dollars fixed [member]
Summary of risks and financial instruments [line items]
Notional amount | $		$ (8.9)		$ (9.1)
Fair value	(33.9)		R$ (29.8)
Amounts payable	R$ 33.9